advance billings and customer deposits (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
advance billings and customer deposits
Advance billings	$ 877	$ 820
Deferred customer activation and connection fees	3	3
Customer deposits	13	15
Contract liabilities	893	838
Other	160	201
Total	$ 1,053	$ 1,039